Information Provided in Connection with Investments in Deferred Annuity Contracts and SignatureNotes Issued or Assumed by John Hancock Life Insurance Company (U.S.A.) - Summary of Condensed Consolidated Statement of Financial Position (Detail) - CAD ($)
$ in Millions
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Assets
Invested assets	$ 378,527	$ 353,664
Reinsurance assets	41,446	43,053
Other assets	46,049	40,345
Segregated funds net assets	343,108	313,209
Total assets	809,130	750,271
Liabilities and Equity
Insurance contract liabilities	351,161	328,654	$ 304,605
Investment contract liabilities	3,104	3,265
Other liabilities	49,988	44,491
Long-term debt	4,543	4,769
Capital instruments	7,120	8,732
Segregated funds net liabilities	343,108	313,209
Shareholders' equity	49,138	45,964
Participating policyholders' equity	(243)	94
Non-controlling interests	1,211	1,093
Total liabilities and equity	809,130	750,271
MFC (Guarantor) [Member]
Assets
Invested assets	21	21
Investments in unconsolidated subsidiaries	57,068	54,015
Other assets	406	331
Total assets	57,495	54,367
Liabilities and Equity
Other liabilities	537	275
Long-term debt	4,543	4,769
Capital instruments	3,277	3,359
Shareholders' equity	49,138	45,964
Total liabilities and equity	57,495	54,367
JHUSA (Issuer) [Member]
Assets
Invested assets	107,746	105,043
Investments in unconsolidated subsidiaries	7,467	7,356
Reinsurance assets	61,310	63,435
Other assets	20,859	17,025
Segregated funds net assets	181,982	168,476
Total assets	379,364	361,335
Liabilities and Equity
Insurance contract liabilities	157,398	155,162
Investment contract liabilities	1,091	1,191
Other liabilities	21,311	18,136
Capital instruments	599	632
Segregated funds net liabilities	181,982	168,476
Shareholders' equity	16,983	17,738
Total liabilities and equity	379,364	361,335
Other subsidiaries
Assets
Invested assets	271,100	248,962
Investments in unconsolidated subsidiaries	16,983	17,738
Reinsurance assets	10,080	9,136
Other assets	45,111	42,534
Segregated funds net assets	162,845	146,671
Total assets	506,119	465,041
Liabilities and Equity
Insurance contract liabilities	224,378	203,682
Investment contract liabilities	2,014	2,076
Other liabilities	48,226	45,393
Capital instruments	3,244	4,741
Segregated funds net liabilities	162,845	146,671
Shareholders' equity	64,444	61,291
Participating policyholders' equity	(243)	94
Non-controlling interests	1,211	1,093
Total liabilities and equity	506,119	465,041
Consolidation adjustments [Member]
Assets
Invested assets	(340)	(362)
Investments in unconsolidated subsidiaries	(81,518)	(79,109)
Reinsurance assets	(29,944)	(29,518)
Other assets	(20,327)	(19,545)
Segregated funds net assets	(1,719)	(1,938)
Total assets	(133,848)	(130,472)
Liabilities and Equity
Insurance contract liabilities	(30,615)	(30,190)
Investment contract liabilities	(1)	(2)
Other liabilities	(20,086)	(19,313)
Segregated funds net liabilities	(1,719)	(1,938)
Shareholders' equity	(81,427)	(79,029)
Total liabilities and equity	$ (133,848)	$ (130,472)